Tax Receivables and Tax Payables - Summary of Breakdown in Account (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Tax Receivables And Tax Payables [Abstract]
Tax receivables	€ 14,586	€ 17,440
Tax payables	€ (22,426)	€ (25,431)